CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Cash flows from operating activities
Net loss before redeemable noncontrolling interest	$ (9,795)
Adjustments to reconcile net loss to net cash used in operating activities:
Anti-dilution share issuance compensation	2,186
Share-based compensation	180
Change in fair value of share-based payment liability	1,854
Change in fair value of note payable	2,244
Change in fair value of private placement warrants	(177)
Foreign exchange transaction loss	9
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(213)
Accounts payable and accrued expenses	455
Net cash used in operating activities	(3,257)
Cash flows from financing activities
Settlement of note payable	(10,000)
Proceeds from issuance of Class A Ordinary Shares upon Closing of Business Combination	56,683
Payment of deferred transaction costs	(1,030)
Net cash provided by financing activities	45,653
Net increase in cash	42,396
Cash, beginning of period	1,567
Cash, end of period	43,963
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Conversion of Series A-1 convertible preferred shares for Class A Ordinary Shares	14,686
Assumption of public and private placement warrants in connection with Business Combination	3,715
Reclassification of public warrant liability to equity	2,001
Settlement of research and development license consideration liability	4,488
Transaction costs include in accounts payable	154
Reclassification of deferred transaction costs to additional paid-in capital	$ 4,015